Assets held for sale and discontinued operations - Schedule of assets and liabilities classified as held for sale (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	£ 1,823	£ 1,443
Total liabilities held for sale	(1,474)	(109)
Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	1,823	1,443
Total liabilities held for sale	(1,474)	(109)
Net assets held for sale	349	1,334
Assets and liabilities classified as held for sale | UK Electricity System Operator
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	1,134	0
Total liabilities held for sale	(1,427)	0
Net assets held for sale	(293)	0
Assets and liabilities classified as held for sale | FAA option
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	0	0
Total liabilities held for sale	0	(109)
Net assets held for sale	0	(109)
Assets and liabilities classified as held for sale | RAA option
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	0	0
Total liabilities held for sale	(47)	0
Net assets held for sale	(47)	0
Assets and liabilities classified as held for sale | GasT TopCo Limited
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	689	1,443
Total liabilities held for sale	0	0
Net assets held for sale	£ 689	£ 1,443